SEGMENT REPORTING (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SEGMENT REPORTING
Revenue	$ 71,187	$ 58,972	$ 74,144
Cost of revenue	(45,146)	(38,459)	(49,097)
Gross profit	26,041	20,513	25,047
Unallocated operating expenses	(31,747)	(49,134)	(31,843)
Loss before income taxes and equity in loss of an equity investee	(3,850)	(24,261)	(4,277)
PC multimedia processor business
SEGMENT REPORTING
Revenue	53,435	47,857	69,146
Cost of revenue	(30,603)	(30,714)	(45,449)
Gross profit	22,832	17,143	23,697
Surveillance and security business
SEGMENT REPORTING
Revenue	17,760	12,083	5,524
Cost of revenue	(14,551)	(8,713)	(4,201)
Gross profit	3,209	3,370	1,323
Intersegment elimination
SEGMENT REPORTING
Revenue	(8)	(968)	(526)
Cost of revenue	8	968	553
Gross profit			27
Unallocated amount
SEGMENT REPORTING
Unallocated operating expenses	(31,747)	(49,134)	(31,843)
Unallocated non-operating income, net	$ 1,856	$ 4,360	$ 2,519